CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands		Class A Common Stock	Class V common stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total Stockholders' Deficit	Non-Controlling Interests	Members' Deficit	Total
Balance at beginning of year at Dec. 31, 2018	[1]								$ (2,539)	$ (2,539)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contribution									15,545	15,545
Share-based compensation									6,066	6,066
Foreign currency translation adjustment									10	10
Net income (loss)									(22,450)	(22,450)
Balance at end of the year at Dec. 31, 2019									(3,368)	(3,368)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contribution									6,500	6,500
Share-based compensation									1,692	1,692
Disctribution to members									(5,192)	(5,192)
Settlement of share-based liability in exchange for RSILP Units									150,382	150,382
Foreign currency translation adjustment									524	524
Proceeds and shares issued in the Business Combination (Note 4)		$ 4	$ 16	$ (18,402)	$ 93	$ (44,571)	$ (62,860)	$ (209,147)	(14,215)	(286,222)
Proceeds and shares issued in the Business Combination (Note 4) (in shares)		44,792,517	160,000,000
Net income (loss)						1,081	1,081	3,597	$ (136,323)	(131,645)
Balance at end of the year at Dec. 31, 2020		$ 4	$ 16	$ (18,402)	$ 93	$ (43,490)	$ (61,779)	$ (205,550)		$ (267,329)
Balance at end of the year (in shares) at Dec. 31, 2020		44,792,517	160,000,000

[1]	Previously reported amounts have been adjusted for the retroactive application of the recapitalization related to the Business Combination. Refer to Note 4 for further information.